LIMITED PARTNERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		$ 44
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		185,727,567
Ownership percentage		60.00%
Public Shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		40.00%
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		178,977,800	178,821,204
Maximum units for normal course issuer bid (in shares)		8,900,000
Percentage of units for normal course issuer bid		5.00%
Number of shares repurchased (in shares)		(20,000)	(1,856,798)
Cost of units repurchased on the Toronto Stock Exchange and the New York Stock Exchange (2019 is less than)		$ 1	$ 51
Dividends recognised as distributions to owners		$ 370	$ 355
Dividends recognised as distributions to owners per share (in dollars per share)	$ 2.17
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)	$ 0.11
LP Units | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)		176,596	289,641
Share issue related cost		$ 6	$ 8
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		56,068,944	56,068,944
Dividends recognised as distributions to owners		$ 116	$ 110
LP Units | Public Shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		$ 254	$ 245
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		31.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		42.00%